Prepayment for Land Use Rights	12 Months Ended
Dec. 31, 2010
Prepayment for Land Use Rights [Abstract]
Prepayment for land use rights
12.	Prepayment for land use rights
The prepayment for land use rights of the Group represented prepaid operating lease payments in obtaining land use rights in the PRC for a period of 50 years.

	As of December	As of December
	31,	31,
	2009	2010
	RMB	RMB
Cost	52,076	208,916
Less: accumulated amortization	(1,517)	(9,248)

Net book value	50,559	199,668

Current portion of prepayment for land use rights (recorded in other current assets)	1,042	4,178
Non-current portion of prepayment for land use rights	49,517	195,490

Total	50,559	199,668